Revenues by Geographic Area (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 PRC USD ($)	Dec. 31, 2014 PRC CNY	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2014 Non-PRC USD ($)	Dec. 31, 2014 Non-PRC CNY	Dec. 31, 2013 Non-PRC CNY	Dec. 31, 2012 Non-PRC CNY
Revenues:
Revenues	$ 7,864,149	48,793,898	31,875,202	22,198,685	$ 41,650	258,420	68,722	107,341